GUARANTEE LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
GUARANTEE LIABILITIES
Provision at the inception of new loans	¥ 4,926,567		¥ 5,633,704
Released into revenue	(5,097,312)		(6,331,502)
Ending balance	3,949,601	$ 556,290	4,120,346
Beginning balance	4,120,346		4,818,144
Contractual amounts of outstanding loans subject to guarantee	41,143,367		45,666,180
Contractual amounts of outstanding loans not subject to guarantee	¥ 3,981,711		¥ 4,018,140
Minimum
GUARANTEE LIABILITIES
Compensation service period			1 month
Maximum
GUARANTEE LIABILITIES
Compensation service period	36 months	36 months